Commitments and Contingencies - Additional Information (Details)		1 Months Ended
	Feb. 26, 2021 shares	Feb. 28, 2021 Suit Officer_Director	Feb. 08, 2021 Officer_Director
Commitments And Contingencies [Line Items]
Number of officers and directors in shareholder derivative suit		11
Number of shareholder derivative suit filed | Suit		2
Number of shares sought in arbitration demand | shares	804,350
Subsequent Event
Commitments And Contingencies [Line Items]
Number of officers and directors in shareholder derivative suit			11